COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is subject to legal and administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending proceeding, except for the legal proceedings disclosed below, or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.

Legal proceedings

As disclosed in Note 2, in 2019, the Company partnered with PICC under the direct lending program. In November 2019, PICC stopped paying service fees as agreed in the Cooperation Agreement. PICC further disputed with the Group regarding payments of the service fees under the Cooperation Agreement.

The Group has suspended its cooperation with PICC on loans under its direct lending program since December 2019 and has entered into agreements with other financing guarantee companies in providing guarantee services to the institutional funding partners.

In May 2020, the Group commenced a legal proceeding against PICC by submitting a complaint with a local court in Beijing for contract non-performance under the Cooperation Agreement. The Group, together with its legal counsel has determined that PICC has breached its contractual obligation under the Cooperation Agreement for not paying service fees that were due to the Group under the direct lending program. The Group is seeking payments of approximately RMB2.3 billion from PICC to cover the outstanding service fees and related late payment losses. After the Group’s legal action was filed against PICC, PICC filed a civil lawsuit against the Group at a local court in Guangzhou claiming that the second amendment under the Cooperation Agreement is invalid, and therefore PICC is not obligated to pay any outstanding service fees and that a portion of the service fees previously paid to the Group under the Cooperation Agreement plus accrued interest should be refunded to PICC. After several rounds of jurisdictional objections, the case was finally heard by the local court in Beijing in December 2020. Pretrial conferences were held by the Beijing local court for part of the evidence exchange and cross-examination on May 14 and August 27,2021. As of the date of this report, the Group is still waiting for the hearing by the local court in Beijing.

The Group is vigorously asserting its rights against PICC and will defend itself against any claims brought against the Group by PICC in the legal proceeding. The Group obtained a legal opinion from a law firm in Beijing who believes that the Group’s claim should have judicial support. As of the date of this report, the legal matter remains at the preliminary stage, and it is not possible at this stage to ascertain the outcome of the lawsuit.

Beginning in September 2020, the Company and certain of its current and former officers, directors and others were named as defendants in various putative securities class actions captioned In re 9F Inc. Securities Litigation, Index No. 654654/2020 (Supreme Court of the State of New York County of New York, Amended Complaint filed Dec. 7, 2020) (the “State Court Action”) and Holland v. 9F Inc. et al., No. 2:21-cv-00948 (United States District Court for the District of New Jersey, Amended Complaint filed Jan. 3, 2022) (the “Federal Court Action”). Both actions allege that defendants made misstatements and omissions in connection with the Company’s public offering and disclosures in violation of the federal securities laws. On March 6, 2023, the State Court Action was dismissed without prejudice and plaintiffs were allowed to replead. On April 5, 2023, a second amended complaint was filed in the State Court Action. The State Court ordered the motion-to-dismiss briefing for second amended complaint to be completed by July 28, 2023. On November 29, 2022, the Federal Court Action was dismissed without prejudice and plaintiffs were allowed to replead. On February 1, 2023, a second amended complaint was filed in the Federal Court Action. The Federal Court ordered the motion-to-dismiss briefing for second amended complaint to be completed by May 17, 2023. Both cases remain in their preliminary stages.